As filed with the Securities and Exchange Commission on May May 15, 1997


                                                       Registration No. 33-46924
                                                                        811-6618

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 12                        X
                                                                               -
                                     and/or


               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                               Amendment No. 14                                X
                                                                               -
                                   ----------


                      FIRST INVESTORS SERIES FUND II, INC.
               (Exact name of Registrant as specified in charter)

                               Ms. Concetta Durso
                          Secretary and Vice President
                      First Investors Series Fund II, Inc.
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement


It is proposed that this filing will become effective on May 16, 1997 pursuant to paragraph (b) of Rule 485.


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of common stock, par value $.001 per share, under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for its fiscal year ending October 31, 1996 on December 19, 1996.

The sole purpose of this Post-Effective Amendment No. 12 is to electronically file certain exhibits previously filed with the Commission in paper format. Parts A and B of this Post-Effective Amendment No. 12 have been filed with the Commission on February 15, 1997 in Registrant's Post-Effective Amendment No. 11 (File No. 33-46924).

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) Financial Statements: Financial Statements are set forth in Part B, Statement of Additional Information

     (b)  Exhibits:

          (1) a./2/ Articles of Incorporation

              b./2/ Articles Supplementary

              c.    Articles of Amendment

          (2)/2/    By-laws

          (3)       Not Applicable

          (4) Shareholders rights are contained in (a) Articles VI, VII and VIII of Registrant's Articles of Incorporation, previously filed as Exhibit 99.B1 to Registrant's Registration Statement; and (b) Articles II and VII of Registrant's By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement

          (5) a./2/ Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.

              b./2/ Subadvisory Agreement between Registrant and Wellington
                    Management Company

          (6)/3/    Underwriting Agreement

          (7)       Not Applicable

          (8)/3/    Custodian Agreement between Registrant and The Bank of
                    New York

          (9)a./3/ Administration Agreement between Registrant, First Investors Management Company, Inc., First Investors Corporation and Administrative Data Management Corp.

             b./4/  Amended Schedule A to Administration Agreement

             c./4/  Organization Expense Reimbursement Agreement

         (10)a./1/  Opinion of counsel

             b./4/  Consent of Accountants

         (11)/2/    Powers of Attorney

         (12)       Not Applicable

         (13)/4/    Undertakings

         (14)a./4/ First Investors Profit Sharing/Money Purchase Pension Retirement Plan for Sole Proprietorships, Partnerships and Corporations

             b.     First Investors Individual Retirement Account

             c.     First Investors 403(b) Custodial Account

             d.     First Investors SEP-IRA and SARSEP-IRA

         (15)a.     Class A Distribution Plan

             b.     Class B Distribution Plan

         (16)/4/    Performance Calculations

         (17)       Not Applicable

         (18)/2/    Rule 18f-3 Plan


-------------------
     /1/ Incorporated by reference from Registrant's Rule 24f-2 Notice for its fiscal year ended October 31, 1996 filed on December 19, 1996.
     /2/ Incorporated by reference from Post-Effective Amendment No. 9 to Registrant's Registration Statement (File No. 33-46924) filed on November 13, 1995.
     /3/ Incorporated by reference from Post-Effective Amendment No. 10 to Registrant's Registration Statement (File No. 33-46924) filed on January 12, 1997.
    /4/ Incorporated by reference from Post-Effective Amendment No. 11 to Registrant's Registration Statement (File No. 33-46924) filed on February 25, 1997.

Item 25.  Persons Controlled by or under common control with Registrant

          There are no persons controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities

                                               Number of Record
                                                 Holders as of
          Title of Class                            May 2
                                            Class A          Class B
                                            -------          -------
U.S.A. Mid-Cap Opportunity Fund              3,682              272
Utilities Income Fund                       13,624              989
Growth & Income Fund                        17,642            2,075


Item 27.  Indemnification

          Article X of the By-Laws of Registrant provides as follows:

     Section  10.01.  Indemnification  of  Officers,  Directors,  Employees  and
                      ----------------------------------------------------------
Agents:  The Corporation shall indemnify each person who was or is a party or is
------
threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative
("Proceeding"), by reason of the fact that he or she is or was a director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee, partner, trustee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against all reasonable expenses (including attorneys' fees) actually incurred, and judgments, fines, penalties and amounts paid in settlement in connection with such Proceeding to the maximum extent permitted by law, now existing or hereafter adopted. Notwithstanding the foregoing, the following provisions shall apply with respect to indemnification of the Corporation's directors, officers, and investment adviser (as defined in the 1940 Act):

     (a) Whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any such person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office or under any contract or agreement with the Corporation ("disabling conduct").

     (b)  The Corporation shall not indemnify any such person unless:

          (1)  the court or other body before which the  Proceeding  was brought
               (a) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (b) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

          (2) absent such a decision, a reasonable determination is made, based upon a review of the facts, by (a) the vote of a majority of a quorum of the directors of the Corporation who are neither interested persons of the Corporation as defined in the 1940 Act, nor parties to the Proceeding, or (b) if a majority of a quorum of directors described above so directs, or if such quorum is not obtainable, based upon a written opinion by independent legal counsel, that such person was not liable by reason of disabling conduct.

     (c) Reasonable expenses (including attorney's fees) incurred in defending a Proceeding involving any such person will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses unless it is ultimately determined that he or she is entitled to indemnification, if:

          (1) such person shall provide adequate security for his or her undertaking;

          (2) the Corporation shall be insured against losses arising by reason of such advance; or

          (3) a majority of a quorum of the directors of the Corporation who are neither interested persons of the Corporation as defined in the 1940 Act nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

     Section 10.02. Insurance of Officers, Directors,  Employees and Agents: The
                    -------------------------------------------------------
Corporation may purchase and maintain insurance or other sources of reimbursement to the extent permitted by law on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee, partner, trustee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in or arising out of his position.

     Section 10.03.  Non-exclusivity:  The  indemnification  and  advancement of
                     ---------------
expenses provided by, or granted pursuant to, this Article X shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under the Articles of Incorporation, these By-Laws, any agreement, vote of stockholders or directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office.

     The Registrant's Investment Advisory Agreement provides as follows:

     The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

     The Registrant's Underwriting Agreement provides as follows:

     The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the Shares through dealers and in performing its duties in redeeming and repurchasing the Shares, but nothing contained in this Agreement shall make the Underwriter or any of its officers, directors or shareholders liable for any loss sustained by the Fund or any of its officers, directors or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement, provided that nothing contained herein shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933, as amended ("1933 Act"), or the 1940 Act.

     Reference is hereby made to the Maryland Corporations and Associations Annotated Code, Sections 2-417, 2-418 (1986).

     The general effect of this Indemnification will be to indemnify the officers and directors of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a director or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the director's or officer's office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. See Item 32 herein.

     Item 28(a). Business and Other Connections of the Investment Adviser

     First Investors Management Company, Inc., the Registrant's Investment Adviser, also serves as Investment Adviser to:

First Investors Global Fund, Inc.
First Investors Cash Management Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
First Investors Government Fund, Inc.
First Investors High Yield Fund, Inc.
First Investors Insured Tax Exempt Fund, Inc.
First Investors Life Series Fund
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
First Investors Special Bond Fund, Inc.
First Investors Tax-Exempt Money Market Fund, Inc.
First Investors U.S. Government Plus Fund

     Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Directors and Officers."

     (b) Business and Other Connections of Subadviser.

     Wellington Management Company, LLP ("Wellington Management") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 28 of officers and partners of Wellington Management, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-159089).

Item 29.  Principal Underwriters

     (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

First Investors Global Fund, Inc.
First Investors Cash Management Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
First Investors Government Fund, Inc.
First Investors High Yield Fund, Inc.
First Investors Insured Tax Exempt Fund, Inc.
First Investors Life Series Fund
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
First Investors Tax-Exempt Money Market Fund, Inc.
First Investors U.S. Government Plus Fund

     (b)  The   following   persons  are  the  officers  and  directors  of  the
Underwriter:



                                Position and              Position and
Name and Principal              Office with First         Office with
Business Address                Investors Corporation     Registrant
------------------              ---------------------     ------------

Glenn O. Head                   Chairman                  President
95 Wall Street                  and Director              and Director
New York, NY 10005

Marvin M. Hecker                President                 None
95 Wall Street
New York, NY  10005

John T. Sullivan                Director                  Chairman of the
95 Wall Street                                            Board of Directors
New York, NY 10005

Roger L. Grayson                Director                  Director
95 Wall Street
New York, NY  10005

Joseph I. Benedek               Treasurer                 Treasurer
581 Main Street
Woodbridge, NJ 07095

Robert Murphy                   Comptroller               None
581 Main Street
Woodbridge, NJ  07095

Lawrence A. Fauci               Senior Vice President     None
95 Wall Street                  and Director
New York, NY 10005

Kathryn S. Head                 Vice President,           Director
581 Main Street                 Chief Financial
Woodbridge, NJ 07095            Officer and Director

Louis Rinaldi                   Senior Vice               None
581 Main Street                 President
Woodbridge, NJ 07095

Frederick Miller                Senior Vice               None
581 Main Street                 President
Woodbridge, NJ 07095

Jane W. Kruzan                  Director                  None
232 Adair Street
Decatur, GA  30030

Larry R. Lavoie                 Secretary and             None
95 Wall Street                  General Counsel
New York, NY  10005

Matthew Smith                   Vice President            None
581 Main Street
Woodbridge, NJ 07095

Jeremiah J. Lyons               Director                  None
56 Weston Avenue
Chatham, NJ  07928

Anne Condon                     Vice President            None
581 Main Street
Woodbridge, NJ 07095

Howard M. Factor                Vice President            None
95 Wall Street
New York, NY  10005


Elizabeth Reilly                Vice President            None
581 Main Street
Woodbridge, NJ 07095



          (c) Not applicable


Item 30.  Location of Accounts and Records

     Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.


Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

     The Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Advisory Agreement, Subadvisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 14th day of May, 1997.



                                                 By:  /s/ Glenn O. Head
                                                      -----------------
                                                      Glenn O. Head
                                                      President and Trustee

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Glenn O. Head                 Principal Executive            May 14, 1997
-------------------------         Officer and Director
Glenn O. Head

/s/ Joseph I. Benedek             Principal Financial            May 14, 1997
-------------------------         and Accounting Officer
Joseph I. Benedek

         *                        Director                       May 14, 1997
-------------------------
Kathryn S. Head

         *                        Director                       May 14, 1997
-------------------------
Roger L. Grayson

         *                        Director                       May 14, 1997
-------------------------
Herbert Rubinstein

         *                        Director                       May 14, 1997
-------------------------
Nancy Schaenen

         *                        Director                       May 14, 1997
-------------------------
James M. Srygley

         *                        Director                       May 14, 1997
-------------------------
John T. Sullivan

         *                        Director                       May 14, 1997
-------------------------
Rex R. Reed

         *                        Director                       May 14, 1997
-------------------------
Robert F. Wentworth


*By:     /s/ Larry R. Lavoie
         -------------------
         Larry R. Lavoie
         Attorney-in-fact

                                INDEX TO EXHIBITS



Exhibit
Number                          Description
------                          -----------

99.B1               Articles of Amendment
99.B9               Schedule A to Administration Agreement
99.B14.1            Profit Sharing/Money Purchase Pension Plan
99.B14.2            Individual Retirement Account
99.B14.3            403(b) Custodial Account
99.B14.4            SEP-IRA and SARSEP-IRA